CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contingently redeemable convertible preferred stock, shares authorized	100,000,000	100,000,000
Contingently redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Contingently redeemable convertible preferred stock, shares issued	1,700,000	2,300,000
Contingently redeemable convertible preferred stock, shares outstanding	1,700,000	2,300,000
Contingently redeemable convertible preferred stock, redemption (in Dollars per share)	$ 2.00	$ 2.00
Contingently redeemable convertible preferred stock, redemption value (in Dollars)	$ 3,400,000	$ 4,600,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	77,220,271	50,582,516
Common stock, shares outstanding	77,220,271	50,582,516